Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual)
Related party rent expense	$ 55,715	$ 54,550	$ 55,484
Accounts payable-related party	85,253
Due from a related party	$ 82,014	$ 0